Investment Objectives and Goals - The Disciplined Growth Investors Equity Fund	Jan. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary—THE Disciplined Growth Investors EQUITY Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Disciplined Growth Investors Equity Fund (the “Fund”) seeks long-term capital growth.